Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY BOYLSTON STREET TRUST
Prospectus Date	rr_ProspectusDate	Jul. 30, 2014
Document Creation Date	dei_DocumentCreationDate	Aug. 08, 2014